Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties
The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Financial guarantees
Financial standby letters of credit	$16,608	$15,502
Commitments to extend credit
Backstop liquidity facilities	36,305	36,267
Credit enhancements	1,692	2,128
Documentary and commercial letters of credit	268	268
Other commitments to extend credit	225,911	223,954
Other credit-related commitments
Securities lending indemnifications	91,625	107,239
Performance guarantees	7,061	6,955
Other	787	391

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Sources of pledged assets and collateral
Bank assets
Loans	$80,542	$79,798
Securities	55,544	48,993
Other assets	21,316	19,406
	157,402	148,197
Client assets (1)
Collateral received and available for sale or re-pledging	448,338	402,187
Less: not sold or re-pledged	(49,325)	(53,590)
	399,013	348,597
	$556,415	$496,794
Uses of pledged assets and collateral
Securities borrowing and lending	$146,590	$119,087
Obligations related to securities sold short	34,686	32,247
Obligations related to securities lent or sold under repurchase agreements	229,905	209,353
Securitization	47,254	49,997
Covered bonds	42,103	36,959
Derivative transactions	26,448	21,110
Foreign governments and central banks	5,963	5,058
Clearing systems, payment systems and depositories	4,804	4,006
Other	18,662	18,977
	$556,415	$496,794

(1)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.

Summary of Minimum Future Lease Payments Under Non-cancellable Operating Leases	The minimum future lease payments under
non-cancellable
operating leases are as follows.

	As at
	October 31, 2019		October 31, 2018

(Millions of Canadian dollars)	Land and buildings	Equipment	Land and buildings	Equipment
Future minimum lease payments
No later than one year	$721	$88	$684	$103
Later than one year and no later than five years	2,251	101	2,081	137
Later than five years	3,039	–	2,816	–
	6,011	189	5,581	240
Less: Future minimum sublease payments to be received	(25)	–	(11)	–
Net future minimum lease payments	$5,986	$189	$5,570	$240